EMERGING MARKETS SMALL CAP PORTFOLIO
Emerging Markets Small Cap Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Emerging Markets Small Cap Portfolio is to achieve long-term capital appreciation. The Emerging Markets Small Cap Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Small Cap Series (the “Emerging Markets Small Cap Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Small Cap Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	EMERGING MARKETS SMALL CAP PORTFOLIO INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EMERGING MARKETS SMALL CAP PORTFOLIO INSTITUTIONAL CLASS
Management Fee	[1]	0.65%
Other Expenses	[1]	0.07%
Total Annual Fund Operating Expenses	[1]	0.72%
[1]	The "Management Fee" includes an investment management fee payable by the Emerging Markets Small Cap Series and an administration fee payable by the Emerging Markets Small Cap Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the Emerging Markets Small Cap Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the Emerging Markets Small Cap Series.

Example
This Example is meant to help you compare the cost of investing in the Emerging Markets Small Cap Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EMERGING MARKETS SMALL CAP PORTFOLIO INSTITUTIONAL CLASS	74	230	401	894

The Example reflects the aggregate estimated annual operating expenses of the Emerging Markets Small Cap Portfolio and the Emerging Markets Small Cap Portfolio’s portion of the Emerging Markets Small Cap Series.
Portfolio Turnover
The Emerging Markets Small Cap Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Small Cap Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Small Cap Series’ portfolio turnover rate was 9% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Emerging Markets Small Cap Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Small Cap Series. The Emerging Markets Small Cap Series purchases a broad market coverage of smaller companies associated with each emerging market, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by Dimensional Fund Advisors LP’s (the “Advisor”) Investment Committee (“Approved Markets”). The Advisor’s definition of small varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the maximum market capitalization for a small company in that country. For example, as of December 31, 2014, China had a size threshold of $3,936 million, and Greece had a size threshold of $583 million. These thresholds will change due to market conditions. In addition, the Advisor may adjust the representation in the Emerging Markets Small Cap Series of an eligible company, or exclude a company, after considering profitability relative to other eligible companies. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are designated in the Prospectus as Approved Market securities of small companies.

The Emerging Markets Small Cap Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Small Cap Series and the Emerging Markets Small Cap Portfolio each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to use derivatives for purposes of speculation or leveraging investment returns.

The Emerging Markets Small Cap Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Small Cap Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Series that owns them, and, in turn, the Emerging Markets Small Cap Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Small Cap Series and the Emerging Markets Small Cap Portfolio use derivatives, the Emerging Markets Small Cap Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Small Cap Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Small Cap Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Emerging Markets Small Cap Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Small Cap Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Small Cap Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Emerging Markets Small Cap Portfolio Institutional Class Shares Total Returns (%)

January 2005-December 2014
Highest Quarter	Lowest Quarter
47.06 (4/09-6/09)	-25.39 (10/08-12/08)

Periods ending December 31, 2014 Annualized Returns (%)
Average Annual Total Returns EMERGING MARKETS SMALL CAP PORTFOLIO	One Year	Five Years	Ten Years
INSTITUTIONAL CLASS	3.00%	4.95%	10.67%
INSTITUTIONAL CLASS Return After Taxes on Distributions	1.81%	3.97%	9.72%
INSTITUTIONAL CLASS Return After Taxes on Distributions and Sale of Portfolio Shares	2.29%	3.89%	8.90%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	(2.19%)	1.78%	8.43%